Distribution Date:	06/12/24	COMM 2014-CCRE21 Mortgage Trust
Determination Date:	06/06/24
Next Distribution Date:	07/12/24
Record Date:	05/31/24	Commercial Mortgage Pass-Through Certificates
Series 2014-CCRE21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Controlling Class Rep.	CMBS Investment Holdings
Specially Serviced Loan Detail - Part 2	23		-
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12592RBC2	1.494000%	30,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592RBD0	3.095000%	91,176,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592RBE8	3.340000%	49,250,000.00	5,515,576.05	2,702,903.28	15,351.69	0.00	0.00	2,718,254.97	2,812,672.77	47.16%	30.00%
A-3	12592RBF5	3.528000%	406,965,000.00	335,348,344.70	81,064,231.78	985,924.13	0.00	0.00	82,050,155.91	254,284,112.92	47.16%	30.00%
A-M	12592RBJ7	3.987000%	52,583,000.00	52,583,000.00	0.00	174,707.02	0.00	0.00	174,707.02	52,583,000.00	36.36%	23.63%
B	12592RBK4	4.339000%	46,398,000.00	46,398,000.00	0.00	167,767.44	0.00	0.00	167,767.44	46,398,000.00	26.82%	18.00%
C	12592RBM0	4.561515%	37,118,000.00	37,118,000.00	0.00	141,095.26	0.00	0.00	141,095.26	37,118,000.00	19.19%	13.50%
D	12592RAL3	4.061515%	40,211,000.00	40,211,000.00	0.00	136,097.98	0.00	0.00	136,097.98	40,211,000.00	10.93%	8.63%
E	12592RAN9	3.000000%	8,248,000.00	8,248,000.00	0.00	1,934.47	0.00	0.00	1,934.47	8,248,000.00	9.24%	7.63%
F	12592RAQ2	3.000000%	19,591,000.00	19,591,000.00	0.00	0.00	0.00	0.00	0.00	19,591,000.00	5.21%	5.25%
G	12592RAS8	3.000000%	10,310,000.00	10,310,000.00	0.00	0.00	0.00	0.00	0.00	10,310,000.00	3.09%	4.00%
H*	12592RAU3	3.000000%	8,249,000.00	8,249,000.00	0.00	0.00	0.00	0.00	0.00	8,249,000.00	1.40%	3.00%
J	12592RAW9	3.000000%	24,745,357.00	6,789,580.23	0.00	0.00	0.00	0.00	0.00	6,789,580.23	0.00%	0.00%
R	12592RAY5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592RBA6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			824,844,359.00	570,361,500.98	83,767,135.06	1,622,877.99	0.00	0.00	85,390,013.05	486,594,365.92

X-A	12592RBH1	0.974806%	629,974,000.00	393,446,920.75	0.00	319,612.16	0.00	0.00	319,612.16	309,679,785.69
X-B	12592RAA7	0.123620%	83,516,000.00	83,516,000.00	0.00	8,603.54	0.00	0.00	8,603.54	83,516,000.00
X-C	12592RAC3	0.500000%	40,211,000.00	40,211,000.00	0.00	16,754.58	0.00	0.00	16,754.58	40,211,000.00
X-D	12592RAE9	1.561515%	27,839,000.00	27,839,000.00	0.00	36,225.84	0.00	0.00	36,225.84	27,839,000.00
X-E	12592RAG4	1.561515%	18,559,000.00	18,559,000.00	0.00	24,150.13	0.00	0.00	24,150.13	18,559,000.00
X-F	12592RAJ8	1.561515%	24,745,357.00	6,789,580.23	0.00	8,835.03	0.00	0.00	8,835.03	6,789,580.23
Notional SubTotal			824,844,357.00	570,361,500.98	0.00	414,181.28	0.00	0.00	414,181.28	486,594,365.92

Deal Distribution Total					83,767,135.06	2,037,059.27	0.00	0.00	85,804,194.33

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592RBC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592RBD0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592RBE8	111.99139188	54.88128487	0.31170944	0.00000000	0.00000000	0.00000000	0.00000000	55.19299431	57.11010701
A-3	12592RBF5	824.02256877	199.19214620	2.42262634	0.00000000	0.00000000	0.00000000	0.00000000	201.61477255	624.83042257
A-M	12592RBJ7	1,000.00000000	0.00000000	3.32250005	0.00000000	0.00000000	0.00000000	0.00000000	3.32250005	1,000.00000000
B	12592RBK4	1,000.00000000	0.00000000	3.61583344	0.00000000	0.00000000	0.00000000	0.00000000	3.61583344	1,000.00000000
C	12592RBM0	1,000.00000000	0.00000000	3.80126246	0.00000000	0.00000000	0.00000000	0.00000000	3.80126246	1,000.00000000
D	12592RAL3	1,000.00000000	0.00000000	3.38459576	0.00000000	0.00000000	0.00000000	0.00000000	3.38459576	1,000.00000000
E	12592RAN9	1,000.00000000	0.00000000	0.23453807	2.26546193	4.01028007	0.00000000	0.00000000	0.23453807	1,000.00000000
F	12592RAQ2	1,000.00000000	0.00000000	0.00000000	2.50000000	11.09645143	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12592RAS8	1,000.00000000	0.00000000	0.00000000	2.50000000	53.15196023	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12592RAU3	1,000.00000000	0.00000000	0.00000000	2.50000000	128.94406716	0.00000000	0.00000000	0.00000000	1,000.00000000
J	12592RAW9	274.37794613	0.00000000	0.00000000	0.68594484	94.66135930	0.00000000	0.00000000	0.00000000	274.37794613
R	12592RAY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592RBA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592RBH1	624.54469669	0.00000000	0.50734183	0.00000000	0.00000000	0.00000000	0.00000000	0.50734183	491.57550262
X-B	12592RAA7	1,000.00000000	0.00000000	0.10301667	0.00000000	0.00000000	0.00000000	0.00000000	0.10301667	1,000.00000000
X-C	12592RAC3	1,000.00000000	0.00000000	0.41666658	0.00000000	0.00000000	0.00000000	0.00000000	0.41666658	1,000.00000000
X-D	12592RAE9	1,000.00000000	0.00000000	1.30126226	0.00000000	0.00000000	0.00000000	0.00000000	1.30126226	1,000.00000000
X-E	12592RAG4	1,000.00000000	0.00000000	1.30126246	0.00000000	0.00000000	0.00000000	0.00000000	1.30126246	1,000.00000000
X-F	12592RAJ8	274.37794613	0.00000000	0.35703789	0.00000000	0.00000000	0.00000000	0.00000000	0.35703789	274.37794613

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	05/01/24 - 05/30/24	30	0.00	15,351.69	0.00	15,351.69	0.00	0.00	0.00	15,351.69	0.00
A-3	05/01/24 - 05/30/24	30	0.00	985,924.13	0.00	985,924.13	0.00	0.00	0.00	985,924.13	0.00
X-A	05/01/24 - 05/30/24	30	0.00	319,612.16	0.00	319,612.16	0.00	0.00	0.00	319,612.16	0.00
X-B	05/01/24 - 05/30/24	30	0.00	8,603.54	0.00	8,603.54	0.00	0.00	0.00	8,603.54	0.00
X-C	05/01/24 - 05/30/24	30	0.00	16,754.58	0.00	16,754.58	0.00	0.00	0.00	16,754.58	0.00
X-D	05/01/24 - 05/30/24	30	0.00	36,225.84	0.00	36,225.84	0.00	0.00	0.00	36,225.84	0.00
X-E	05/01/24 - 05/30/24	30	0.00	24,150.13	0.00	24,150.13	0.00	0.00	0.00	24,150.13	0.00
X-F	05/01/24 - 05/30/24	30	0.00	8,835.03	0.00	8,835.03	0.00	0.00	0.00	8,835.03	0.00
A-M	05/01/24 - 05/30/24	30	0.00	174,707.02	0.00	174,707.02	0.00	0.00	0.00	174,707.02	0.00
B	05/01/24 - 05/30/24	30	0.00	167,767.44	0.00	167,767.44	0.00	0.00	0.00	167,767.44	0.00
C	05/01/24 - 05/30/24	30	0.00	141,095.26	0.00	141,095.26	0.00	0.00	0.00	141,095.26	0.00
D	05/01/24 - 05/30/24	30	0.00	136,097.98	0.00	136,097.98	0.00	0.00	0.00	136,097.98	0.00
E	05/01/24 - 05/30/24	30	14,391.26	20,620.00	0.00	20,620.00	18,685.53	0.00	0.00	1,934.47	33,076.79
F	05/01/24 - 05/30/24	30	168,413.08	48,977.50	0.00	48,977.50	48,977.50	0.00	0.00	0.00	217,390.58
G	05/01/24 - 05/30/24	30	522,221.71	25,775.00	0.00	25,775.00	25,775.00	0.00	0.00	0.00	547,996.71
H	05/01/24 - 05/30/24	30	1,043,037.11	20,622.50	0.00	20,622.50	20,622.50	0.00	0.00	0.00	1,063,659.61
J	05/01/24 - 05/30/24	30	2,325,455.18	16,973.95	0.00	16,973.95	16,973.95	0.00	0.00	0.00	2,342,429.13
Totals			4,073,518.34	2,168,093.75	0.00	2,168,093.75	131,034.48	0.00	0.00	2,037,059.27	4,204,552.82

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
			Original
		Pass-Through	Exchangeable				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592RBJ7	3.987000%	52,583,000.00	52,583,000.00	0.00	174,707.02	0.00	0.00	174,707.02	52,583,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592RBK4	4.339000%	46,398,000.00	46,398,000.00	0.00	167,767.44	0.00	0.00	167,767.44	46,398,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592RBM0	4.561515%	37,118,000.00	37,118,000.00	0.00	141,095.26	0.00	0.00	141,095.26	37,118,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			136,099,000.03	136,099,000.00	0.00	483,569.72	0.00	0.00	483,569.72	136,099,000.00

Exchangeable Certificate Details
PEZ	12592RBL2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	85,804,194.33
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,179,478.03	Master Servicing Fee	5,343.74
Interest Reductions due to Nonrecoverability Determination	(92,665.21)	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	2,701.30
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	245.57
ARD Interest	0.00	Operating Advisor Fee	1,448.31
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	1,167.73
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,086,812.82	Total Fees	10,906.64

Principal		Expenses/Reimbursements
Scheduled Principal	679,242.90	Reimbursement for Interest on Advances	93.34
Unscheduled Principal Collections		ASER Amount	16,203.33
Principal Prepayments	83,087,892.16	Special Servicing Fees (Monthly)	21,815.26
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	734.99
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	83,767,135.06	Total Expenses/Reimbursements	38,846.92

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,037,059.27
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	83,767,135.06
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	85,804,194.33
Total Funds Collected	85,853,947.88	Total Funds Distributed	85,853,947.89

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	570,361,500.98	570,361,500.98	Beginning Certificate Balance	570,361,500.98
(-) Scheduled Principal Collections	679,242.90	679,242.90	(-) Principal Distributions	83,767,135.06
(-) Unscheduled Principal Collections	83,087,892.16	83,087,892.16	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	486,594,365.92	486,594,365.92	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	572,151,585.21	572,151,585.21	Ending Certificate Balance	486,594,365.92
Ending Actual Collateral Balance	488,406,451.69	488,406,451.69

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.56%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	19	139,222,122.11	28.61%	6	4.5287	NAP	Defeased	19	139,222,122.11	28.61%	6	4.5287	NAP
7,499,999 or less	10	30,341,567.59	6.24%	5	4.6755	1.700480	1.29 or less	5	95,360,311.97	19.60%	5	4.4183	1.052087
7,500,000 to 14,999,999	7	75,157,297.03	15.45%	6	4.8912	1.674204	1.30 to 1.34	1	10,749,518.72	2.21%	6	4.7500	1.340000
15,000,000 to 24,999,999	6	102,227,134.78	21.01%	5	4.4754	1.844423	1.35 to 1.44	1	31,646,244.41	6.50%	3	4.5800	1.400000
25,000,000 to 49,999,999	2	79,646,244.41	16.37%	4	4.3510	1.219201	1.45 to 1.74	8	71,815,120.29	14.76%	5	4.8964	1.524864
50,000,000 to 74,999,999	1	60,000,000.00	12.33%	3	4.1250	3.810000	1.75 to 1.99	3	24,873,290.32	5.11%	5	4.5444	1.875940
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.99	6	36,927,758.10	7.59%	5	4.4501	2.240947
Totals	45	486,594,365.92	100.00%	5	4.5038	1.846692	3.00 or greater	2	76,000,000.00	15.62%	3	4.1408	3.864737
							Totals	45	486,594,365.92	100.00%	5	4.5038	1.846692
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	19	139,222,122.11	28.61%	6	4.5287	NAP
							Defeased	19	139,222,122.11	28.61%	6	4.5287	NAP
California	2	25,919,075.57	5.33%	5	4.4033	2.080539
							Industrial	1	15,863,332.00	3.26%	5	4.4700	1.840000
Colorado	1	1,775,937.10	0.36%	5	4.5675	2.250000
							Lodging	5	79,936,303.94	16.43%	4	4.1708	3.802457
Florida	3	83,325,704.65	17.12%	4	4.2351	3.023592
							Mixed Use	2	14,218,253.42	2.92%	6	4.7158	1.320483
Georgia	1	2,349,081.69	0.48%	4	5.3600	1.490000
							Multi-Family	15	80,810,220.06	16.61%	5	4.7995	1.440384
Guam	9	11,608,687.09	2.39%	5	5.5000	1.450000
							Office	3	26,976,094.99	5.54%	6	4.5486	0.936973
Hawaii	1	48,000,000.00	9.86%	5	4.2000	1.100000
							Retail	13	123,568,039.41	25.39%	5	4.4730	1.548679
Indiana	1	3,468,734.70	0.71%	5	4.6100	1.260000
							Self Storage	1	6,000,000.00	1.23%	5	4.4000	1.120000
Kansas	1	16,228,480.98	3.34%	5	4.4000	1.500000
							Totals	59	486,594,365.92	100.00%	5	4.5038	1.846692
Louisiana	3	9,482,664.01	1.95%	5	4.4100	1.710000

Minnesota	1	2,751,594.26	0.57%	5	4.7000	1.570000

New Mexico	1	10,749,518.72	2.21%	6	4.7500	1.340000

New York	2	37,646,244.41	7.74%	3	4.5513	1.355374

North Dakota	1	1,387,951.65	0.29%	6	4.6500	1.880000

Ohio	1	16,243,744.53	3.34%	5	4.3500	2.060000

Pennsylvania	1	22,187,879.29	4.56%	6	4.8500	1.260000

Puerto Rico	2	14,366,279.97	2.95%	6	5.5000	1.530000

Texas	8	36,202,509.29	7.44%	6	4.4672	2.769726

Virgin Islands	1	3,678,155.91	0.76%	5	4.8500	2.100000

Totals	59	486,594,365.92	100.00%	5	4.5038	1.846692

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	139,222,122.11	28.61%	6	4.5287	NAP	Defeased	19	139,222,122.11	28.61%	6	4.5287	NAP
	4.4999% or greater	10	213,577,663.07	43.89%	5	4.2628	2.292683	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	9	64,918,674.14	13.34%	4	4.6200	1.530840	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	7	68,875,906.60	14.15%	6	5.0912	1.490111	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	486,594,365.92	100.00%	5	4.5038	1.846692	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	26	347,372,243.81	71.39%	5	4.4938	1.991174
								Totals	45	486,594,365.92	100.00%	5	4.5038	1.846692
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	139,222,122.11	28.61%	6	4.5287	NAP	Defeased	19	139,222,122.11	28.61%	6	4.5287	NAP
	60 months or less	26	347,372,243.81	71.39%	5	4.4938	1.991174	Interest Only	4	130,000,000.00	26.72%	4	4.1746	2.717231
61 months to 118 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	22	217,372,243.81	44.67%	5	4.6847	1.556954
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	486,594,365.92	100.00%	5	4.5038	1.846692	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	45	486,594,365.92	100.00%	5	4.5038	1.846692
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	19	139,222,122.11	28.61%	6	4.5287	NAP			No outstanding loans in this group
Underwriter's Information		5	75,435,243.35	15.50%	6	4.9135	1.971036
	12 months or less	21	271,937,000.46	55.89%	5	4.3774	1.996761
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	486,594,365.92	100.00%	5	4.5038	1.846692
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A1	30308504	OF	Cambridge	MA	Actual/360	4.020%	138,466.67	40,000,000.00	0.00	N/A	10/06/24	--	40,000,000.00	0.00	06/06/24
01A2	30308545	OF	Cambridge	MA	Actual/360	4.020%	138,466.67	40,000,000.00	0.00	N/A	10/06/24	--	40,000,000.00	0.00	06/06/24
2	30308505	LO	Miami Beach	FL	Actual/360	4.125%	213,125.00	0.00	0.00	N/A	09/06/24	--	60,000,000.00	60,000,000.00	06/06/24
3	30294306	RT	Waikoloa	HI	Actual/360	4.200%	173,600.00	0.00	0.00	N/A	11/06/24	--	48,000,000.00	48,000,000.00	04/06/24
5	30308507	MF	Watertown	NY	Actual/360	4.580%	125,057.34	62,900.46	0.00	N/A	09/06/24	--	31,709,144.87	31,646,244.41	06/06/24
6	30308508	MF	Dallas	TX	Actual/360	4.560%	131,923.20	53,044.82	0.00	N/A	12/06/24	--	33,596,740.63	33,543,695.81	06/06/24
9	30294388	MF	Philadelphia	PA	Actual/360	4.850%	0.00	0.00	0.00	N/A	12/06/24	--	22,187,879.29	22,187,879.29	07/06/20
10	30308510	RT	Springdale	OH	Actual/360	4.350%	60,989.91	38,323.54	0.00	N/A	11/06/24	--	16,282,068.07	16,243,744.53	06/06/24
11	30308511	MF	Charlottesville	VA	Actual/360	4.583%	67,272.49	28,913.74	0.00	N/A	11/06/24	--	17,046,234.17	17,017,320.43	06/06/24
12	30294703	RT	Various	PR	Actual/360	5.500%	68,255.09	45,351.10	0.00	N/A	12/05/24	--	14,411,631.07	14,366,279.97	06/05/24
13	30308512	IN	Upland	CA	Actual/360	4.470%	61,174.18	29,506.64	0.00	N/A	11/06/24	--	15,892,838.64	15,863,332.00	06/06/24
14	30308513	MF	Lauderhill	FL	Actual/360	4.293%	53,745.70	34,273.49	0.00	N/A	12/06/24	--	14,536,942.60	14,502,669.11	06/06/24
15	30308514	RT	Shawnee	KS	Actual/360	4.400%	61,582.16	24,874.21	0.00	N/A	11/06/24	--	16,253,355.19	16,228,480.98	06/06/24
16	30308515	OF	Orlando	FL	Actual/360	4.440%	60,137.56	25,393.94	0.00	N/A	12/06/24	--	15,729,091.92	15,703,697.98	05/06/24
17	30308516	LO	Amarillo	TX	Actual/360	4.200%	57,866.67	0.00	0.00	N/A	11/06/24	--	16,000,000.00	16,000,000.00	06/06/24
19	30294495	MF	Various	GU	Actual/360	5.500%	55,155.07	36,958.05	0.00	N/A	11/06/24	--	11,645,645.13	11,608,687.08	06/06/24
21	30294714	RT	Culver City	CA	Actual/360	4.298%	37,350.65	36,147.31	0.00	N/A	12/06/24	--	10,091,890.88	10,055,743.57	06/06/24
22	30294647	MU	Santa Fe	NM	Actual/360	4.750%	44,065.66	23,748.49	0.00	N/A	12/06/24	--	10,773,267.21	10,749,518.72	07/06/23
23	30294713	OF	Various	TX	Actual/360	4.700%	45,702.98	20,034.36	0.00	N/A	12/06/24	--	11,292,431.37	11,272,397.01	06/06/24
25	30294512	RT	Various	LA	Actual/360	4.410%	36,078.08	17,817.24	0.00	N/A	11/05/24	--	9,500,481.25	9,482,664.01	06/05/24
27	30294652	MF	Spring Hill	FL	Actual/360	4.680%	30,775.64	14,629.40	0.00	N/A	12/05/24	--	7,636,636.07	7,622,006.67	06/05/24
28	30308519	RT	Reno	NV	Actual/360	4.500%	28,156.92	15,418.02	0.00	N/A	12/06/24	--	7,266,301.00	7,250,882.98	06/06/24
29	30308520	MF	Dallas	TX	Actual/360	4.690%	28,625.20	15,765.38	0.00	N/A	12/06/24	--	7,087,883.43	7,072,118.05	06/06/24
31	30308522	SS	Auburn	WA	Actual/360	4.463%	32,221.11	0.00	0.00	N/A	12/06/24	--	8,385,000.00	8,385,000.00	06/06/24
32	30308523	SS	San Marcos	CA	Actual/360	4.490%	24,628.10	14,593.98	0.00	N/A	12/01/24	--	6,369,793.11	6,355,199.13	06/01/24
34	30308524	SS	Seattle	WA	Actual/360	4.463%	28,974.02	0.00	0.00	N/A	12/06/24	--	7,540,000.00	7,540,000.00	06/06/24
35	30294723	MF	Arlington	TX	Actual/360	4.723%	22,228.52	12,094.86	0.00	N/A	12/06/24	--	5,464,966.36	5,452,871.50	06/06/24
36	30294490	LO	Anderson	SC	Actual/360	4.588%	18,430.68	16,339.58	0.00	N/A	11/06/24	--	4,665,585.18	4,649,245.60	06/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
37	30308525	SS	Garden City	NY	Actual/360	4.400%	22,733.33	0.00	0.00	N/A	11/06/24	--	6,000,000.00	6,000,000.00	06/06/24
38	30308526	SS	Burien	WA	Actual/360	4.463%	22,095.57	0.00	0.00	N/A	12/06/24	--	5,750,000.00	5,750,000.00	06/06/24
39	30308527	MH	Harrisburg	PA	Actual/360	4.550%	17,380.39	10,141.28	0.00	N/A	11/06/24	--	4,435,973.52	4,425,832.24	06/06/24
40	30308528	LO	Burleson	TX	Actual/360	4.750%	16,155.76	13,490.34	0.00	N/A	12/01/24	--	3,949,794.28	3,936,303.94	06/01/24
42	30308530	SS	Corona	CA	Actual/360	4.500%	16,248.19	9,592.76	0.00	N/A	12/01/24	--	4,193,081.98	4,183,489.22	06/01/24
43	30308531	RT	St. John	VI	Actual/360	4.850%	15,405.30	10,509.48	0.00	N/A	11/06/24	--	3,688,665.39	3,678,155.91	06/06/24
44	30308532	MF	McAllen	TX	Actual/360	4.537%	14,706.56	7,940.20	0.00	N/A	12/06/24	--	3,763,875.49	3,755,935.29	06/06/24
45	30308533	MU	Indianapolis	IN	Actual/360	4.610%	13,801.19	7,878.16	0.00	N/A	11/06/24	--	3,476,612.86	3,468,734.70	06/06/24
47	30294196	RT	Port Saint Lucie	FL	Actual/360	4.768%	12,678.20	3,087,892.16	0.00	N/A	09/06/24	--	3,087,892.16	0.00	06/06/24
48	30308535	SS	Schertz	TX	Actual/360	4.440%	11,137.67	6,723.32	0.00	N/A	12/01/24	--	2,913,079.63	2,906,356.31	06/01/24
50	30308537	OF	Worthington	OH	Actual/360	4.610%	10,250.80	5,812.40	0.00	N/A	12/06/24	--	2,582,246.79	2,576,434.39	06/06/24
51	30308538	MH	Spanaway	WA	Actual/360	4.500%	10,657.87	5,049.37	0.00	N/A	12/06/24	--	2,750,418.44	2,745,369.07	06/06/24
52	30294608	MF	Baxter	MN	Actual/360	4.700%	11,156.23	4,921.54	0.00	N/A	11/06/24	--	2,756,515.80	2,751,594.26	06/06/24
53	30294319	RT	Augusta	GA	Actual/360	5.360%	10,864.42	4,788.60	0.00	N/A	10/05/24	--	2,353,870.29	2,349,081.69	02/05/24
54	30308539	SS	Toledo	OH	Actual/360	4.590%	8,704.86	4,608.36	0.00	N/A	12/01/24	--	2,202,368.26	2,197,759.90	06/01/24
55	30308540	RT	Colorado Springs	CO	Actual/360	4.567%	7,009.58	6,254.62	0.00	N/A	11/06/24	--	1,782,191.72	1,775,937.10	06/06/24
56	30308541	MF	White Lake Township MI		Actual/360	5.080%	7,393.06	5,570.67	0.00	N/A	12/06/24	--	1,690,057.44	1,684,486.77	06/06/24
57	30308542	RT	Fargo	ND	Actual/360	4.650%	5,576.84	4,807.77	0.00	N/A	12/06/24	--	1,392,759.42	1,387,951.65	06/06/24
58	30308543	MF	McAllen	TX	Actual/360	4.688%	5,007.77	2,760.53	0.00	N/A	12/06/24	--	1,240,633.58	1,237,873.05	06/06/24
59	30308544	OF	Ann Arbor	MI	Actual/360	4.470%	3,793.96	2,264.89	0.00	N/A	12/01/24	--	985,656.49	983,391.60	06/01/24
Totals							2,086,812.82	83,767,135.06	0.00				570,361,500.98	486,594,365.92
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
01A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	54,424,057.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	2,412,972.00	0.00	--	--	03/06/24	4,407,653.88	31,332.61	157,119.96	309,860.72	0.00	0.00
5	3,120,342.71	3,208,743.93	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	0.00	0.00	--	--	05/06/24	0.00	0.00	(640.06)	5,459,111.73	566,206.51	0.00
10	2,492,932.09	676,854.60	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	113,062.53	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	2,432,196.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,136,191.82	537,702.64	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,666,113.65	1,675,187.27	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	705,931.37	0.00	--	--	--	0.00	0.00	85,463.78	85,463.78	0.00	0.00
17	1,105,145.64	25,728.52	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,049,099.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,196,555.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,201,129.73	0.00	--	--	02/06/24	0.00	0.00	67,341.02	741,634.08	158,041.50	0.00
23	1,469,960.01	386,958.93	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,397,713.65	1,305,829.52	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,300,873.09	274,976.71	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	287,320.60	77,660.56	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,035,728.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	660,404.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	506,278.40	417,541.58	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	6,017.03	0.00
45	377,585.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	322,132.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	296,590.76	0.00	--	--	05/06/24	61,000.73	503.42	15,344.37	62,068.98	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	386,057.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	269,856.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	213,965.36	209,382.76	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	4,402.58	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	85,467,134.20	8,796,567.02				4,468,654.61	31,836.03	324,629.07	6,658,139.29	847,730.15	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
01A1	30308504	40,000,000.00	Payoff Prior to Maturity	0.00	0.00
01A2	30308545	40,000,000.00	Payoff Prior to Maturity	0.00	0.00
47	30294196	3,087,892.16	Payoff Prior to Maturity	0.00	0.00
Totals		83,087,892.16		0.00	0.00
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/12/24	1	48,000,000.00	0	0.00	3	35,286,479.70	0	0.00	1	48,000,000.00	0	0.00	0	0.00	3	83,087,892.16	4.503796%	4.479495%	5
05/10/24	0	0.00	0	0.00	3	35,315,016.79	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	4.437548%	4.414369%	6
04/12/24	0	0.00	1	2,358,986.50	2	32,986,217.23	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	4.437824%	4.414642%	7
03/12/24	0	0.00	0	0.00	3	81,009,766.85	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	4.438083%	4.414898%	8
02/12/24	2	13,725,616.99	1	48,000,000.00	2	33,036,071.60	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	4.438370%	4.415181%	9
01/12/24	2	50,373,849.52	0	0.00	2	33,059,418.14	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	4.438625%	4.415433%	10
12/12/23	1	2,378,524.33	0	0.00	2	33,119,924.81	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	4.438906%	4.415710%	11
11/10/23	0	0.00	0	0.00	2	33,184,603.84	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	4.439201%	4.416001%	12
10/13/23	0	0.00	1	10,942,438.42	1	22,302,155.53	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	4.439478%	4.416274%	13
09/12/23	1	10,966,842.15	0	0.00	1	22,341,932.92	0	0.00	1	48,000,000.00	0	0.00	0	0.00	1	8,793,311.43	4.439769%	4.416561%	14
08/11/23	0	0.00	0	0.00	1	22,378,547.44	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	4.440191%	4.417125%	15
07/12/23	0	0.00	0	0.00	1	22,415,009.68	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	4.440458%	4.417389%	16
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30294306	04/06/24	1	1	157,119.96	309,860.72	1,150.00	48,000,000.00	09/15/20	7			02/06/23
9	30294388	07/06/20	46	6	(640.06)	5,459,111.73	1,090,851.19	23,691,542.98	10/14/20	98
16	30308515	05/06/24	0	A	85,463.78	85,463.78	2,500.00	15,729,091.92	03/22/24	1
22	30294647	07/06/23	10	6	67,341.02	741,634.08	177,020.49	11,012,475.42	10/11/23	98
53	30294319	02/05/24	3	3	15,344.37	62,068.98	16,640.16	2,369,153.13	11/30/23	2
Totals					324,629.07	6,658,139.29	1,288,161.84	100,802,263.45
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		486,594,366	403,307,886	35,286,480		48,000,000
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-24	486,594,366	403,307,886	0	0	35,286,480	48,000,000
May-24	570,361,501	487,046,484	0	0	35,315,017	48,000,000
Apr-24	571,085,481	487,740,277	0	2,358,987	32,986,217	48,000,000
Mar-24	571,766,018	490,756,251	0	0	33,009,767	48,000,000
Feb-24	572,525,314	477,763,626	13,725,617	0	33,036,072	48,000,000
Jan-24	573,200,103	489,766,835	2,373,850	0	33,059,418	48,000,000
Dec-23	573,909,452	490,411,003	2,378,524	0	33,119,925	48,000,000
Nov-23	574,659,954	493,475,350	0	0	33,184,604	48,000,000
Oct-23	575,363,462	494,118,868	0	10,942,438	22,302,156	48,000,000
Sep-23	576,108,333	494,799,558	10,966,842	0	22,341,933	48,000,000
Aug-23	585,599,358	515,220,811	0	0	22,378,547	48,000,000
Jul-23	586,310,893	515,895,883	0	0	22,415,010	48,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30294306	48,000,000.00	48,000,000.00	48,000,000.00	01/25/24	2,222,540.73	1.10000	12/31/23	11/06/24	I/O
9	30294388	22,187,879.29	23,691,542.98	35,875,000.00	12/12/23	1,647,907.00	1.26000	06/30/14	12/06/24	245
16	30308515	15,703,697.98	15,729,091.92	26,600,000.00	10/14/14	554,041.37	0.54000	12/31/23	12/06/24	245
22	30294647	10,749,518.72	11,012,475.42	12,250,000.00	12/11/23	2,173,680.73	1.34000	06/30/23	12/06/24	245
53	30294319	2,349,081.69	2,369,153.13	2,450,000.00	03/25/24	280,705.76	1.49000	09/30/23	10/05/24	243
Totals		98,990,177.68	100,802,263.45	125,175,000.00		6,878,875.59

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30294306	RT	HI	09/15/20	7

6/6/2024 - REO Title Date: 2/6/2023. Description of Collateral: 69,023 SF resort retail center, completed in 1991 on a 13.8 acre site within a 1,150- acre, master planned Waikoloa Beach Resort community in Waikoloa, HI. Collateral consists of 8, one-stor y buildings, with an open-air mall design, and a gas station/convenience store out-parcel. Property was formerly anchored by Macy’s (10,008 SF - 14.5% of NRA, now vacant as of Jan 2020). Crossed with or is a Companion Loan to:

N/A. Deferred Maintenance/Re pair Issues: We''re doing a HVAC replacement in one suite right now. Leasing Summary: Travis Matthews was added in 2022 and their sales were very strong in 2023. Several temp leases have been signed, a few since the fires on Maui displaced some Lahainat enants that have relocated to King Shops. Coco Nene has opened to great success. Via temp leasing, the center is at 100% occupancy. A Lulu Lemon potential pop-up store is at the goal

	line for execution (that is the new HVAC suite). The property is und er contract for sale with a projected closing in Q3 2024.

9	30294388	MF	PA	10/14/20	98

6/6/2024 - Loan transferred on 10/15/20 after Borrower failed to make the 8/6/20 payment. Borrower was unresponsive to Lender''s request for additional information and stopped remitting rents to the lockbox account in 2020. Collateral consists of a mid-ri se, multifamily complex known as Marine Club Apartments in Philadelphia, PA. The Marine Club is a fractured condo community with a total of 301 units, 204 units of which are collateral for the Loan with the remaining 97 units owned by individual condo own ers. Legal counsel was retained to file for foreclosure and/or receivership. Notice of Acceleration and Demand for Rents was sent on 2/1/21. The foreclosure complaint was filed on 4/12/21 and motion for the appointment of receiver was filed on 6/23/21. On 10/18/21, the motion for appointment of receiver was denied by the court. The Preferred Equity Holder is now acting as the manager of Borrower. The foreclosure process is ongoing and the motion for

	summary judgment was filed on 5/28/24. Lender is dual tracking the foreclosure process while discussing workout alternatives with Borrower.

16	30308515	OF	FL	03/22/24	1

6/6/2024 - Loan transferred on 3/25/24 due to Imminent Default. Collateral consists of a two-story office building containing 124,500 NRSF (''Property'') located in the Central Florida Research Park, 12 miles northwest of Orlando. The Property was previou sly solely occupied by Iowa/Kaplan College before they vacated in December 2021. Loan remains current. Lender conditionally approved a proposal to extend the Maturity (''Extension''). Counsel has been retained and is in the

	process of documenting the Exte nsion.

22	30294647	MU	NM	10/11/23	98

6/6/2024 - The loan is 60+ days delinquent. 3-story, contemporary Pueblo style retail property situated on a 0.37 acres. Property includes a mix of art galleries, souvenir / jewelry stores, clothing stores and storage space. As of 11/1/2023 property

	was 9 4.8% occupied. Borrower and Lender discuss proposals to bring the loan back to performing status. Lender has engaged counsel and is dual tracking foreclosure.

53	30294319	RT	GA	11/30/23	2

6/6/2024 - Loan in default due to no debt service payments for November or December. The Property is leased to a single-tenant, Rite Aid, who in turn subleases to Dollar Tree. The lease and sublease were rejected in Rite Aid BK, but Borrower has entered a 6-month direct lease with Dollar Tree at current sublease rate of $9.75/SF NNN. Borrower is working on a lease with Harbor Freight to lease the building for 10 yrs at $14.0/SF. Engaged outside counsel to enforce loan docs,

	while continuing discussion s with Borrower on possible workouts. Loan is paid through 12/5/23

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	30308507	0.00	4.58000%	0.00	4.58000%	8	09/22/20	09/22/20	10/07/20
9	30294388	0.00	4.85000%	0.00	4.85000%	8	05/28/21	05/28/21	08/18/21
12	30294703	16,300,797.17	5.50000%	16,300,797.17	5.50000%	8	08/12/20	08/12/20	08/13/20
17	30308516	0.00	4.20000%	0.00	4.20000%	8	11/17/20	11/17/20	11/23/20
21	30294714	0.00	4.29800%	0.00	4.29800%	8	06/03/21	05/06/20	07/27/21
22	30294647	0.00	4.75000%	0.00	4.75000%	8	08/20/21	08/20/21	11/16/21
27	30294652	0.00	4.68000%	0.00	4.68000%	8	10/09/20	10/09/20	11/30/21
Totals		16,300,797.17		16,300,797.17
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
7	30294550 12/12/22	30,579,426.12	20,700,000.00	21,244,897.00	5,600,931.63	21,244,897.00	15,643,965.37	14,935,460.75	0.00	900,238.94	14,035,221.81	39.31%
20	30294523 03/10/23	9,700,306.36	15,000,000.00	15,531,497.05	6,064,487.01	15,531,497.05	9,467,010.04	233,296.32	0.00	233,296.33	(0.01)	0.00%
30	30308521 11/13/20	7,715,599.54	5,960,000.00	5,287,409.04	1,470,872.46	5,287,409.04	3,816,536.58	3,899,062.96	0.00	(20,742.88)	3,919,805.84	45.84%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		47,995,332.02	41,660,000.00	42,063,803.09	13,136,291.10	42,063,803.09	28,927,511.99	19,067,820.03	0.00	1,112,792.39	17,955,027.64

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
7	30294550	02/12/24	0.00	0.00	14,035,221.81	0.00	0.00	(1,322.92)	0.00	0.00	14,035,971.81
		10/13/23	0.00	0.00	14,036,544.73	0.00	0.00	(29,680.14)	0.00	0.00
		08/11/23	0.00	0.00	14,066,224.87	0.00	0.00	19,316.89	0.00	0.00
		05/12/23	0.00	0.00	14,046,907.98	0.00	0.00	(891,386.24)	0.00	0.00
		04/12/23	0.00	0.00	14,938,294.22	0.00	0.00	2,784.57	0.00	0.00
		03/10/23	0.00	0.00	14,935,509.65	0.00	0.00	798.90	0.00	0.00
		12/12/22	0.00	0.00	14,935,460.75	0.00	0.00	14,935,460.75	0.00	0.00
20	30294523	05/12/23	0.00	0.00	(0.01)	0.00	0.00	(891.74)	0.00	0.00	(0.01)
		04/12/23	0.00	0.00	891.73	0.00	0.00	(232,404.59)	0.00	0.00
		03/10/23	0.00	0.00	233,296.32	0.00	0.00	233,296.32	0.00	0.00
30	30308521	06/10/22	0.00	0.00	3,919,805.84	0.00	0.00	(24,903.78)	0.00	0.00	3,919,805.84
		05/12/22	0.00	0.00	3,944,709.62	0.00	0.00	261.07	0.00	0.00
		02/11/22	0.00	0.00	3,944,448.55	0.00	0.00	(37,572.55)	0.00	0.00
		12/10/21	0.00	0.00	3,982,021.10	0.00	0.00	170.35	0.00	0.00
		11/15/21	0.00	0.00	3,981,850.75	0.00	0.00	145.01	0.00	0.00
		10/13/21	0.00	0.00	3,981,705.74	0.00	0.00	1,202.92	0.00	0.00
		08/12/21	0.00	0.00	3,980,502.82	0.00	0.00	266.34	0.00	0.00
		06/11/21	0.00	0.00	3,980,236.48	0.00	0.00	92,623.76	0.00	0.00
		04/12/21	0.00	0.00	3,887,612.72	0.00	0.00	(25,520.25)	0.00	0.00
		03/12/21	0.00	0.00	3,913,132.97	0.00	0.00	70.00	0.00	0.00
		02/12/21	0.00	0.00	3,913,062.97	0.00	0.00	14,000.01	0.00	0.00
		11/13/20	0.00	0.00	3,899,062.96	0.00	0.00	3,899,062.96	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	17,955,027.64	0.00	0.00	17,955,777.64	0.00	0.00	17,955,777.64

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	10,333.33	0.00	0.00	15,922.04	0.00	0.00	112.38	0.00	0.00	0.00
9	0.00	0.00	4,776.56	0.00	0.00	0.00	0.00	92,665.21	0.00	0.00	0.00	0.00
16	0.00	0.00	3,386.12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	734.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	2,319.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(19.04)	0.00	0.00	0.00
53	0.00	0.00	1,000.00	0.00	0.00	281.29	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,815.26	0.00	734.99	16,203.33	0.00	92,665.21	93.34	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		131,512.13

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Supplemental Notes
None

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